Property and Equipment, Net	12 Months Ended
Jun. 30, 2024
Property and Equipment, Net [Abstract]
Property and Equipment, net

6. Property and Equipment, net

Property and equipment, stated at cost less accumulated depreciation and amortization, consisted of the following as of June 30:

	2024	2023
Leasehold improvements	$29,715	$29,639
Furniture and fixtures	109,713	107,197
Motor vehicles	62,100	61,941
Electronic equipment	86,444	81,932
Less: accumulated depreciation and amortization	(269,129)	(257,883)
Property and Equipment, net	$18,843	$22,826

Depreciation expenses of property and equipment totaled $10,570, $9,765 and $22,159 for the years ended June 30, 2024, 2023 and 2022, respectively.